Interest and other finance costs - Other Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and other finance costs
Retirement benefit net interest expense	$ (4)	$ (1)	$ (2)
Unwinding of discount	(19)	(6)	(9)
Other	(5)		3
Other finance costs	$ (28)	$ (7)	$ (8)